Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss)	Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss)
Equity-Based Compensation Plan
At the 2023 Annual Meeting of Shareholders, held on June 6, 2023, the Company's shareholders approved the Hawthorn Bancshares, Inc. Equity Incentive Plan (the "Equity Plan"), which was previously approved by the Company's Board of Directors. The purpose of the Equity Plan is to allow eligible participants of the Company and its subsidiaries to acquire or increase a proprietary and vested interest in the growth and performance of the Company. The Equity Plan is also designed to assist the Company in attracting and retaining selected service providers by providing them with the opportunity to participate in the success and profitability of the Company. The terms of the Equity Plan provide for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, other equity-based awards and cash awards. Subject to certain adjustments, the maximum number of shares of the Company's common stock that may be delivered pursuant to awards under the Equity Plan is 203,000 shares. Eligible participants under the Equity Plan include all employees, non-employee directors and consultants of the Company or its subsidiaries. The Equity Plan is currently administered by the Compensation Committee of the Board of Directors.
In connection with the approval of the Equity Plan, the Compensation Committee adopted a form of restricted stock unit award agreement (service-based vesting). The Company issues restricted share units ("RSUs") to provide additional incentives to key officers, employees, and non-employee directors. Awards are granted as determined by the Compensation Committee. The service-based RSUs typically vest in equal amounts over three years. The service-based RSUs vest, and shares of common stock are issued, in equal installments on the first, second, and third anniversaries of the date of grant.
The following table summarizes the status of the Company's RSUs for the year ended December 31, 2023:

	RSUs
	2023
(in thousands, except per share amounts)	Quantity	Weighted-Average Grant Date Fair Value Per share
Non-vested beginning of year	—	$—
Granted	18,277	20.63
Vested	—	—
Forfeited	—	—
Non-vested end of year	18,277	$20.63
The fair value of the RSUs units is determined using the Company’s stock price on the date of grant. Total share-based compensation expense recognized in the year ended December 31, 2023 for these RSUs was $42,000. No share-based compensation expense was recognized in the years ended December 31, 2022 and 2021, respectively. Forfeitures will be recognized as they occur.
At December 31, 2023 there was $0.3 million of total unrecognized compensation expense related to RSUs that are expected to be recognized over a weighted-average period of 3 years.
Changes in Issued and Outstanding Shares of Common Stock
The following table shows the changes in shares of common stock issued and common stock held as treasury shares for the years ended December 31, 2023, 2022, and 2021.

(in thousands, except per share amounts)	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at, December 31, 2020	$6,769	$(289)	$6,480
Stock dividend	255	—	255
Repurchase of common stock	—	(118)	(118)
Balance at, December 31, 2021	$7,024	$(407)	$6,617
Stock dividend	260	—	260
Repurchase of common stock	—	(109)	(109)
Balance at, December 31, 2022	$7,284	$(516)	$6,768
Stock dividend	271	—	271
Balance at, December 31, 2023	$7,555	$(516)	$7,039
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the change in the components of the Company's accumulated other comprehensive income (loss) for the years ended December 31, as indicated.

(in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2021	$362	$2,931	$3,293
Other comprehensive income (loss), before reclassifications	(46,860)	—	(46,860)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,547	2,547
Other comprehensive income (loss), before tax	(46,860)	2,547	(44,313)
Income tax (expense) benefit	9,841	(535)	9,306
Other comprehensive income (loss), net of tax	(37,019)	2,012	(35,007)
Balance, December 31, 2022	$(36,657)	$4,943	$(31,714)
Other comprehensive income (loss), before reclassifications	10,087	(640)	9,447
Amounts reclassified from accumulated other comprehensive income (loss)	9,148	4,129	13,277
Other comprehensive income (loss), before tax	19,235	3,489	22,724
Income tax expense	(4,039)	(733)	(4,772)
Other comprehensive income (loss), net of tax	15,196	2,756	17,952
Balance, December 31, 2023	$(21,461)	$7,699	$(13,762)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in gains (losses) on sale of investment securities in the consolidated statements of income.

(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost. See Note 13.